Right-of-use assets, long-term financial assets and lease liabilities	6 Months Ended
Jun. 30, 2024
Right-of-use assets, long-term financial assets and lease liabilities
Right-of-use assets, long-term financial assets and lease liabilities

6.Right-of-use assets, long-term financial assets and lease liabilities

AC Immune recognized additions of less than CHF 0.1 million for its right-of-use of leased assets for the six months ended June 30, 2024.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates are 3.5% for buildings, 3.3% for office equipment and 2.6% for IT equipment, respectively.

The following table shows the movements in the net book values of right-of-use of leased assets for the six months ended June 30, 2024:

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2023	3,446	50	12	3,508
Additions and remeasurements	—	64	—	64
Depreciation	(318)	(12)	(7)	(337)
Balance as of June 30, 2024	3,128	102	5	3,235

There are no variable lease payments that are not included in the measurement of lease obligations. All extension options have been included in the measurement of lease obligations.

For the three and six months ended June 30, 2024, and 2023, the impact on the Company’s condensed consolidated statements of income/(loss) and the condensed consolidated statements of cash flows is as follows:

	For the Three Months
	Ended June 30,
In CHF thousands	2024	2023
Statements of income/(loss)
Depreciation of right-of-use assets	169	134
Interest expense on lease liabilities	29	24
Expense for short-term leases and leases of low value	170	189
Total	368	347

Statements of cash flows
Total cash outflow for leases	372	349

	For the Six Months
	Ended June 30,
In CHF thousands	2024	2023
Statements of income/(loss)
Depreciation of right-of-use assets	337	269
Interest expense on lease liabilities	59	47
Expense for short-term leases and leases of low value	363	488
Total	759	804

Statements of cash flows
Total cash outflow for leases	762	805

The following table presents the contractual undiscounted cash flows for lease obligations as of June 30, 2024:

As of
In CHF thousands	June 30, 2024
Less than one year	789
1-3 years	1,550
3-5 years	1,155
Total	3,494

The Company also has deposits in escrow accounts totaling CHF 0.4 million for leases of the Company’s premises as of both June 30, 2024 and December 31, 2023, respectively. These deposits are presented in Long-term financial assets on the Company’s condensed consolidated balance sheets.